S000006017 [Member] Investment Objectives and Goals - Short-Term Treasury Portfolio	Jan. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Short-Term Treasury Portfolio June 1, 2026 PORTFOLIO SUMMARY Class I — PRTBX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Short-Term Treasury Portfolio seeks to earn high current income, consistent with safety and liquidity of principal.